Warrants (Details 2) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Warrants [Line Items]
Outstanding, Beginning Balance	1,000,000	551,380
Granted		1,000,000
Option, Forfeited (in shares)
Option, Exercised (in shares)
Option, Redeemed (in shares)		(551,380)
Outstanding, Ending Balance	1,000,000	1,000,000
Weighted average exercise price, Beginning Balance	$ 2.20	$ 9.86
Options, Weighted Average Exercise Price, Granted		2.20
Options, Weighted Average Exercise Price, Redeemed		9.86
Weighted average exercise price, Ending Balance	$ 2.20	$ 2.20
Options, Weighted Average Remaining Contractual Life (years)		1 year 5 months 27 days